16. Derivative Financial Instruments (Details Narrative) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Warrants expire date	Jun. 30, 2021
Aggregate intrinsic value of warrants outstanding	$ 0	$ 0
Aggregate intrinsic value of warrants exercisable	$ 0	$ 0